REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Matters [Table Text Block]

The Company’s and the Bank’s actual capital amounts and ratios for 2012 and 2011 are presented in the following tables.

At December 31, 2012	Actual		Required for Capital Adequacy Purposes		To be Considered Well Capitalized Under Prompt Corrective Action
(in thousands)
Total Capital (to risk weighted assets)
The Company	$99,280	12.84%	$61,842	8.00%
The Bank	$96,600	12.55%	$61,586	8.00%	$76,983	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$90,908	11.76%	$30,921	4.00%
The Bank	$88,228	11.46%	$30,793	4.00%	$46,190	6.00%

Tier 1 Capital (to average assets)
The Company	$90,908	9.39%	$38,723	4.00%
The Bank	$88,228	9.14%	$38,595	4.00%	$48,244	5.00%

At December 31, 2011	Actual		Required for Capital Adequacy Purposes		To be Considered Well Capitalized Under Prompt Corrective Action
(in thousands)
Total Capital (to risk weighted assets)
The Company	$94,927	12.69%	$59,859	8.00%
The Bank	$92,515	12.42%	$59,609	8.00%	$74,511	10.00%

Tier 1 Capital (to risk weighted assets)
The Company	$87,164	11.65%	$29,930	4.00%
The Bank	$84,860	11.39%	$29,804	4.00%	$44,707	6.00%

Tier 1 Capital (to average assets)
The Company	$87,164	9.17%	$38,021	4.00%
The Bank	$84,860	8.96%	$37,896	4.00%	$47,370	5.00%